UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
                                                     ---------

                    GMAM Absolute Return Strategies Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2007
                                             -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE                 FIRST
                                                 INITIAL                  NUMBER      OF                   REDEMPTION
                                               ACQUISITION                  OF      MEMBERS'     FAIR     DATE WITHOUT
                                                  DATE         COST       SHARES    CAPITAL      VALUE        FEES**     LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(98.20%)

CONVERTIBLE ARBITRAGE (2.29%)
Aristeia International Limited, Class A           Mar-03   $ 70,000,000    128,778   2.29%  $   93,254,270      N/A        Quarterly

DISTRESSED INVESTMENT (16.77%)
Avenue Europe International, Ltd.,
  Class F, Series 0306                            Aug-05     75,000,000      7,270   2.43%      98,860,235      N/A        Quarterly
Avenue Europe International, Ltd.,
  Class F, Series 0507                            May-07     25,000,000      2,500   0.62%      25,344,081     6/30/08     Quarterly
Cerberus International, Ltd., Class A             Dec-01     75,000,000        194   3.36%     136,741,847   9/30/09(3)    Quarterly
Greywolf Capital Overseas Fund,
  Class A Initial Series                          Dec-04     69,601,970     55,703   2.19%      89,378,883      N/A        Annually
Greywolf Capital Overseas Fund,
  Class S ***                                     Dec-05      6,550,330      6,550   0.17%       6,859,763      N/A(1)       N/A(1)
King Street Capital, L.P.                         Jun-02     58,373,422          *   2.80%     113,849,247      N/A        Quarterly
King Street Capital, L.P.,
  Special Investment ***                          Jan-06      4,600,868          *   0.13%       5,390,477      N/A(1)       N/A(1)
Silver Point Capital Offshore Fund, Ltd.
  Class H Series 242                              Nov-07    124,776,280     12,477   2.97%     121,076,714    12/31/09     Annually
Silver Point Capital Offshore Fund, Ltd.
  Class D ***                                     Dec-07        223,720         22   0.01%         217,821      N/A(1)       N/A(1)
STYX International Fund, Ltd.,
  Class A , Series 1                              Apr-02     67,442,600     26,599   2.09%      84,949,750    9/30/09(4)   Annually
                                                                                            --------------
                                                                                               682,668,818
                                                                                            --------------
EQUITY MARKET NEUTRAL (3.24%)
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E Series Initial     Nov-06     50,000,000        500   1.04%      42,286,093    12/31/08     Quarterly
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E Series 06 2007     Jun-07     10,000,000         86   0.18%       7,130,299     6/30/09     Quarterly
Numeric European Market Neutral
   Offshore Fund I, L.P.                          Aug-03     34,894,296          *   1.15%      46,690,288      N/A         Monthly
Numeric Japanese Market Neutral
   Offshore Fund III Ltd., Class B Series 1       Dec-02     25,000,000    250,000   0.87%      35,617,028      N/A         Monthly
                                                                                            --------------
                                                                                               131,723,708
                                                                                            --------------

EVENT DRIVEN (16.88%)
Aristeia Special Investments, Ltd.
  Class A Voting Initial Series                   Mar-07     40,000,000     40,000   0.98%      39,720,400     3/31/09     Quarterly
Canyon Special Opportunities Fund (Cayman) Ltd.   Sep-07    100,000,000    100,118   2.43%      99,102,394    12/31/09     Quarterly
Castlerigg International Limited,
  Class A Series 1                                Nov-03     59,513,144    257,109   2.40%      97,670,381       N/A       Quarterly
Castlerigg International Limited,
  Class A Series 4 April 1, 2007                  Apr-07        110,869        299   0.00%         113,592       N/A       Quarterly
Castlerigg International Limited,
  Class A Series 6 June 1, 2007                   Jun-07        119,252        305   0.00%         114,835       N/A       Quarterly
Castlerigg International Limited,
  Class A Series 10 October 1, 2007               Oct-07        130,969        348   0.00%         130,526       N/A       Quarterly
Castlerigg International Limited,
  Class A Series 12 December 1, 2007              Dec-07        125,766        338   0.00%         125,719       N/A       Quarterly
Centaurus Alpha Fund, Ltd.,
   Voting A US $ Shares                           Dec-05    100,000,000    652,379   3.03%     123,510,099       N/A        Monthly
Empyrean Capital Overseas Fund Ltd.,
   Class A Series 1                               Aug-04     27,144,372     26,613   0.90%      36,785,840       N/A       Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class S Series 1                               Nov-06      1,132,600      1,133   0.02%         961,861      N/A(1)       N/A(1)
Empyrean Capital O/S Fund Ltd
   Class E Series 1                               Jul-07     35,000,000     35,000   0.84%      34,119,750     6/30/08     Quarterly
Empyrean Capital O/S Fund Ltd
   Class E1 Series 1                              Jul-07     28,856,021     40,000   0.96%      39,085,200     6/30/08     Quarterly
OZ Asia Overseas Fund, Ltd.,
   Class A Series 26                              May-06     69,010,369     67,233   1.85%      75,156,030       N/A       Annually
OZ Asia Overseas Fund, Ltd., Class C ***          May-06     12,815,794     12,816   0.43%      17,255,781      N/A(1)       N/A(1)
Taconic Opportunity Offshore Fund Ltd
   Cl B Series 21 NR                              Jul-07    125,000,000    125,000   3.04%     123,643,122     6/30/09     Annually
                                                                                            --------------
                                                                                               687,495,530
                                                                                            --------------

                                       1


GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE                 FIRST
                                                 INITIAL                  NUMBER      OF                   REDEMPTION
                                               ACQUISITION                  OF      MEMBERS'     FAIR     DATE WITHOUT
                                                  DATE         COST       SHARES    CAPITAL      VALUE        FEES**     LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (98.20%) (CONTINUED)

LONG/SHORT EQUITY (39.70%)
Alson Signature Fund Offshore Ltd.,
  Class A Series Oct 01, 2002                     Apr-04     50,000,000   43,089     1.90%  $   77,466,318        N/A      Quarterly
Alson Signature Fund Offshore Ltd.,
  Class A Series April 01, 2007                   Apr-07     25,000,000   25,000     0.68%      27,523,893        N/A      Quarterly
Artis Partners Ltd., Class A Series 1             Jan-04     56,121,727  426,011     1.90%      77,319,593    8/31/08(2)    Monthly
Artis Partners 2X Ltd., Class A Series 1          Aug-04     20,000,000  183,310     0.86%      35,165,331        N/A       Monthly
Black Bear Offshore Fund Limited,
  Class A                                         Jan-02     30,000,000  126,047     1.59%      64,595,307       N/A       Quarterly
Cycladic Catalyst Fund, USD Class BB              Apr-06     30,000,000  300,000     0.40%      16,410,000     6/30/08  Semiannually
Front Point Offshore Healthcare
  Fund, L.P.                                      May-05     75,000,000        *     2.40%      97,610,714       N/A       Quarterly
HealthCor Offshore, Ltd., Class A Series 1        Jul-07    125,000,000   86,305     3.25%     132,414,076     9/30/09     Quarterly
Ivory Offshore Flagship Fund, Ltd
  Class A Ser 1.                                  May-04     95,000,000  125,386     3.25%     132,369,381       N/A       Quarterly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 2 (01 Jan)                              Jan-06     40,000,000  245,403     1.14%      46,590,388       N/A        Monthly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 6 (01 Jul)                              Jul-06     10,000,000   62,331     0.29%      11,710,094       N/A        Monthly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 14 (01 Dec)                             Dec-05     25,000,000  206,199     0.79%      32,219,318       N/A        Monthly
Lansdowne UK Equity Fund Limited
   USD Shares                                     Feb-07     50,000,000  202,701     1.59%      64,818,541     2/28/08      Monthly
Longbow Capital International Fund,
   Ltd., Class C Series 1                         Jan-06     25,000,000   25,000     0.75%      30,383,970       N/A       Quarterly
Longbow Capital International Fund,
   Ltd., Class C Series 2                         Feb-07      7,500,000    7,500     0.20%       8,124,086     3/31/08     Quarterly
Longbow Partners, L.P.                            Jan-06     32,500,000        *     0.95%      38,766,686       N/A       Quarterly
Longbow Infrastructure, Ltd.
  Class C Series 1 (2007-03-01)                   Mar-07     30,000,000   30,000     0.82%      33,276,300     3/31/09     Quarterly
Longbow Infrastructure, Ltd.
  Class C Series 2 (2007-04-01)                   Apr-07     10,000,000   10,000     0.27%      11,013,400     6/30/09     Quarterly
Longbow Infrastructure Ltd
  Class C Series 3 (2007-05-01)                   May-07     10,000,000   10,000     0.27%      10,874,800     6/30/09     Quarterly
Longbow Infrastructure Ltd
  Class C Series 5 (2007-11-01)                   Nov-07     20,000,000   20,000     0.49%      20,034,200    12/31/09     Quarterly
Renaissance Institutional Equities Fund,
   LLC, Series B                                  May-06     75,000,000        *     2.05%      83,332,851       N/A        Monthly
Samlyn Offshore, Ltd., Class A Series 5           Oct-07     75,000,000   75,000     2.00%      81,601,785    12/31/09  Semiannually
Scout Capital Fund, Ltd., Class A                 Dec-01     64,945,547  477,802     2.69%     109,587,801       N/A       Quarterly
  Series 1
Stadia Capital Limited, Class AB
  Series 1                                        Jan-04     48,149,071  334,291     1.77%      72,061,990       N/A       Quarterly
Tosca Fund Ltd., USD Class A                      Apr-02     54,189,699  332,666     2.58%     104,876,062       N/A       Quarterly
TPG-Axon Partners (Offshore), Ltd.
  Class H Series 76                               Dec-07    125,000,000  125,000     3.11%     126,468,571     3/31/10     Quarterly
Zaxis Offshore Limited, Class A1                  Nov-01     45,622,642   34,552     1.71%      69,457,321       N/A        Monthly
                                                                                            --------------
                                                                                             1,616,072,777
                                                                                            --------------

                                       2


GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE                 FIRST
                                                 INITIAL                  NUMBER      OF                   REDEMPTION
                                               ACQUISITION                  OF      MEMBERS'     FAIR     DATE WITHOUT
                                                  DATE         COST       SHARES    CAPITAL      VALUE        FEES**     LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (98.20%) (CONCLUDED)

MULTI-STRATEGY (10.32%)
Canyon Value Realization Fund Ltd
   Class A Series 06-07                           Jun-07    125,000,000  125,000     3.09%  $  125,716,250      N/A        Quarterly
Deephaven Market Neutral Fund Ltd.,
   Class General I Series N-10/2007               May-04     32,760,324   48,130     1.23%      50,001,864      N/A        Quarterly
O'Connor Global Multi-Strategy Alpha Limited,
   Class M Series 1                               Oct-01     73,441,004   76,590     2.62%     106,700,272      N/A        Quarterly
Shepherd Investments International Limited,
   Class B                                        Jan-02     72,549,555   26,990     2.78%     113,138,156      N/A        Quarterly
Shepherd Investments International Limited,
   Class S ***                                    Feb-06     23,572,311  471,268     0.60%      24,361,179      N/A(1)       N/A(1)
                                                                                            --------------
                                                                                               419,917,721
                                                                                            --------------

RELATIVE VALUE (9.00%)
AQR Absolute Return Offshore Fund
   Ltd., Class A Series Initial                   Aug-03     65,000,000      452     1.62%      65,776,142      N/A        Quarterly
Bridgewater Pure Alpha Fund I,
   Class B Lead Series                            Jun-06     75,000,000   41,348     1.91%      77,765,213      N/A         Monthly
Goldman Sachs Global Alpha Fund Plc.,
   Class C Series 1                               Mar-06     75,000,000  448,646     1.01%      41,117,609      N/A        Quarterly
Gracie International Credit Opportunities
   Fund, Ltd., Class D Series 1                   Jan-06     65,000,000   58,095     2.02%      82,399,844    9/30/09      Quarterly
Gracie International Credit Opportunities
   Fund, Ltd., Class D Series 2                   Aug-07     30,000,000   22,313     0.78%      31,648,519    9/30/09      Quarterly
Regiment Capital, Ltd., Class 1 Series M          Feb-06     58,000,000  580,000     1.66%      67,717,030    6/30/08      Annually
                                                                                            --------------
                                                                                               366,424,357
                                                                                            --------------


TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST $3,244,774,522)                             $3,997,557,181

INVESTMENT IN SHORT-TERM SECURITIES (1.20%)

JP Morgan Chase Nassau Time Deposit                                                             48,884,290
                                                                                            --------------

TOTAL INVESTMENTS (COST $3,293,658,812)                                                      4,046,441,471
                                                                                            --------------

OTHER ASSETS IN EXCESS OF LIABILITIES (0.60%)                                                   24,510,681
                                                                                            --------------

MEMBERS' CAPITAL (100.00%)                                                                  $4,070,952,152
                                                                                            ==============

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED) (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL                                                   PERCENT OF
                                                                                                           MEMBERS'
STRATEGY ALLOCATION                                                                                         CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage                                                                                         2.29%
Distressed Investment                                                                                        16.77%
Equity Market Neutral                                                                                         3.24%
Event Driven                                                                                                 16.88%
Long/Short Equity                                                                                            39.70%
Multi-Strategy                                                                                               10.32%
Relative Value                                                                                                9.00%
                                                                                                             ------
Total Investments in Investment Funds                                                                        98.20%
                                                                                                             ======

#    Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of December 31, 2007 was $3,244,774,522 and $3,997,557,181,
     respectively.
*    Security is a partnership that does not issue shares.
** Investing in GMAM Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the "Advisor") on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment Fund's governing agreements. As of December 31, 2007, approximately 28% of the investments in Investment Funds by Fund I are restricted from early redemptions and 5% are potentially subject to early redemption fees. Liquidity in Investment Funds may be limited due to a discretionary "gate" that may be imposed by the Investment Funds. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of December 31, 2007, approximately 42% of the investments in Investment Funds by Fund I are potentially subject to gates. Some of the Investment Funds may invest in private placements which may be illiquid. Some of these investments are held in so called "side pockets", sub-funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until Fund I fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. As of December 31, 2007, approximately 1% of the investments in Investment Funds by Fund I are in side pockets.
***  Multiple side pocket investments aggregated under the same Investment Fund.


(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.

(2) The most recent subscription into Artis Partners Ltd. Class A Series 1 in the amount of $10,000,000 may be redeemed without early redemption fees based on the valuation date of August 31, 2008. All previous subscriptions are not subjected to early redemption fees.

(3) The most recent subscription into Cerberus International Ltd. Class A in the amount of $30,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. All previous subscriptions are not subjected to early redemption fees.

(4) The most recent subscription into STYX International Fund Ltd. Series 1 in the amount of $30,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. All previous subscriptions are not subjected to early redemption fees.



                                       4


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMAM Absolute Return Strategies Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date   February 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date   February 29, 2008
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Charles Preseau
                         ------------------------------------------------------
                           Charles Preseau, Treasurer
                           (principal financial officer)

Date   February 29, 2008
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.